Accumulated Other Comprehensive Income	12 Months Ended
May. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in the accumulated balances for each component of other comprehensive loss were as follows for the years ended May 31, 2015, 2014 and 2013:

	Foreign Currency Translation	Unrealized Losses on Hedging Activities	Defined Benefit Pension Plans	Accumulated Other Comprehensive Loss

	(in thousands)
Balance at May 31, 2012	$(24,951)	$—	$(5,049)	$(30,000)
Other comprehensive income, net of income tax	13,421	—	1,517	14,938
Balance at May 31, 2013	(11,530)	—	(3,532)	(15,062)
Other comprehensive income, net of income tax	13,113	—	173	13,286
Balance at May 31, 2014	1,583	—	(3,359)	(1,776)
Other comprehensive loss, net of income tax	(179,892)	(3,874)	(450)	(184,216)
Balance at May 31, 2015	$(178,309)	$(3,874)	$(3,809)	$(185,992)

Other comprehensive income (loss) attributable to noncontrolling interest, which relates only to foreign currency translation, was $(28.6) million, $7.1 million and $7.2 million for the years ended May 31, 2015, 2014 and 2013, respectively.